Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000946110_SupplementTextBlock

Supplement to the Prospectus dated February 28, 2014

The following information supersedes certain information in the Funds' Class A, C and I Statutory Prospectus (the "Prospectus")

The following information replaces the table on page 37 of the Prospectus

Risk/Return [Heading]	rr_RiskReturnHeading	Credit Suisse Multialternative Strategy Fund
Expense [Heading]	rr_ExpenseHeading	FEES AND FUND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The accompanying tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Credit Suisse Funds. More information about these and other discounts is available from your financial representative and in this Prospectus on page 100 under the heading "Other Shareholder Information–Classes of Shares and Sales Charges" and in the fund's Statement of Additional Information ("SAI") on page 74 under the heading "Additional Purchase and Redemption Information."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-02-28
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Credit Suisse Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fund may invest in Credit Suisse Cayman Multialternative Strategy Fund, Ltd., a wholly-owned subsidiary of the fund organized under the laws of the Cayman Islands (the "Subsidiary"). "Other expenses" include expenses of both the fund and the Subsidiary.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" in the table above do not correlate to the ratio of expenses to average net assets found within the Financial Highlights section of this Prospectus, which reflects the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	Shareholders should retain this supplement for future reference.
Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum sales charge (load) on reinvested distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management fee	rr_ManagementFeesOverAssets	1.15%
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividends on short sales (dividends paid to lenders on borrowed securities)	rr_Component1OtherExpensesOverAssets	0.08%
All other expenses	rr_Component2OtherExpensesOverAssets	6.89%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	8.56%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.34%)	[4]
Total annual fund operating expenses after fee limitations/expense reimbursements	rr_NetExpensesOverAssets	2.22%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of shares of $1 million or more may be subject to a 1% deferred sales charge on redemptions within 12 months of purchase.
Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Maximum sales charge (load) on reinvested distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management fee	rr_ManagementFeesOverAssets	1.15%
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	1.00%
Dividends on short sales (dividends paid to lenders on borrowed securities)	rr_Component1OtherExpensesOverAssets	0.08%
All other expenses	rr_Component2OtherExpensesOverAssets	6.89%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	9.31%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.34%)	[4]
Total annual fund operating expenses after fee limitations/expense reimbursements	rr_NetExpensesOverAssets	2.97%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	1% during the first year.
Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) on reinvested distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management fee	rr_ManagementFeesOverAssets	1.15%
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none
Dividends on short sales (dividends paid to lenders on borrowed securities)	rr_Component1OtherExpensesOverAssets	0.08%
All other expenses	rr_Component2OtherExpensesOverAssets	6.89%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	8.31%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.34%)	[4]
Total annual fund operating expenses after fee limitations/expense reimbursements	rr_NetExpensesOverAssets	1.97%

[1]	Purchases of shares of $1 million or more may be subject to a 1% deferred sales charge on redemptions within 12 months of purchase.
[2]	The fund may invest in Credit Suisse Cayman Multialternative Strategy Fund, Ltd., a wholly-owned subsidiary of the fund organized under the laws of the Cayman Islands (the "Subsidiary"). "Other expenses" include expenses of both the fund and the Subsidiary.
[3]	The "Total annual fund operating expenses" in the table above do not correlate to the ratio of expenses to average net assets found within the Financial Highlights section of this Prospectus, which reflects the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.
[4]	Credit Suisse Opportunity Funds (the "Trust") and Credit Suisse Asset Management, LLC ("Credit Suisse") have entered into a written contract limiting operating expenses (excluding Acquired fund fees and expenses and Dividends on short sales as described below) to 1.95% of the fund's average daily net assets for Class A shares, 2.70% of the fund's average daily net assets for Class C shares and 1.70% of the fund's average daily net assets for Class I shares at least through February 28, 2015. The Trust is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were paid by Credit Suisse and the reimbursements do not cause a class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses were paid. This contract may not be terminated before February 28, 2015.
[5]	1% during the first year.